Condensed Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 1,946	$ 22,749	$ 15,000	$ 146,500
Research and Development Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 0	$ 3,400	$ 0	$ 54,336